Provision for decommissioning costs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 23,203	$ 18,600	$ 15,619
Onshore [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	447	418
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	6,253	4,399
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	10,872	9,988
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	5,630	3,795
Provision Total [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 23,202	$ 18,600